Stock-based payment plans - Employee warrants (BSPCE) (Details)		12 Months Ended
	Jun. 18, 2016	Dec. 31, 2017 USD ($) EquityInstruments shares	Dec. 31, 2016 EquityInstruments	Oct. 31, 2017 EquityInstruments $ / EquityInstruments	Jul. 28, 2017 EquityInstruments $ / EquityInstruments	May 03, 2017 EquityInstruments $ / EquityInstruments	Feb. 03, 2017 EquityInstruments $ / EquityInstruments	Nov. 03, 2016 EquityInstruments $ / EquityInstruments	Aug. 24, 2016 EquityInstruments $ / EquityInstruments	Jul. 08, 2016 EquityInstruments $ / EquityInstruments	Apr. 15, 2016 EquityInstruments $ / EquityInstruments	Feb. 04, 2016 EquityInstruments $ / EquityInstruments	Dec. 31, 2015 EquityInstruments	Oct. 20, 2015 EquityInstruments $ / EquityInstruments	Jul. 23, 2015 EquityInstruments $ / EquityInstruments	Apr. 24, 2015 EquityInstruments $ / EquityInstruments	Feb. 06, 2015 EquityInstruments $ / EquityInstruments	Dec. 31, 2014 EquityInstruments	Dec. 18, 2014 EquityInstruments $ / EquityInstruments	Oct. 24, 2014 EquityInstruments $ / EquityInstruments	Sep. 21, 2012 EquityInstruments $ / EquityInstruments	Apr. 30, 2012 EquityInstruments $ / EquityInstruments	Apr. 25, 2012 $ / EquityInstruments	Feb. 16, 2011 EquityInstruments $ / EquityInstruments	Jun. 11, 2010 EquityInstruments $ / EquityInstruments	Nov. 05, 2009 $ / EquityInstruments	Jun. 30, 2008 EquityInstruments $ / EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reverse share split rate	0.125
Warrants
Number of employee warrants exercisable		17,632
8-for-1 conversion rate
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reverse share split rate		0.125
1-for-1 conversion rate
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reverse share split rate		1
Employee Warrants (BSPCE) [member]
Warrants
Number of employee warrants exercisable		1,312,518
Number of ordinary shares for exercisable employee warrants | shares		187,555
Weighted average exercise price of employee warrants exercisable | $		$ 1.44
Employee Warrants (BSPCE) [member] | 8-for-1 conversion rate
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reverse share split rate		0.125
Warrants
Number of employee warrants exercisable		1,286,000									64,000	18,000		5,000	4,000	130,000	1,000		360,000	270,000	172,000	96,000		44,000	84,000		38,000
Exercise price per employee warrant | $ / EquityInstruments											1.66	1.57		1.34	1.34	1.29	1.15		1.15	1.15	0.62	0.55	0.55	0.46	0.46	0.38	0.29
Number of employee warrants outstanding		1,772,000	3,628,000								189,000	48,000	3,936,000	9,000	6,000	217,000	2,000	4,060,000	507,000	360,000	172,000	96,000		44,000	84,000		38,000
Grant date fair value per employee warrant | $ / EquityInstruments											0.58	0.51		0.45	0.45	0.44	0.44		0.44	0.44	0.03	0.03	0.03	0.10	0.06	0.06	0.01
Employee Warrants (BSPCE) [member] | 1-for-1 conversion rate
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reverse share split rate			1
Warrants
Number of employee warrants exercisable		27,000					2,000	2,000	2,000	21,000
Exercise price per employee warrant | $ / EquityInstruments				40.87	38.37	30.87	22.85	22.31	29.67	16.23
Number of employee warrants outstanding		121,000	93,000	2,000	9,000	17,000	11,000	5,000	6,000	71,000
Grant date fair value per employee warrant | $ / EquityInstruments				14.52	13.47	11.39	9.47	8.59	11.47	5.42